Document and Entity Information	Jun. 16, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001539638
Document Type	8-K
Document Period End Date	Jun. 16, 2020
Entity Registrant Name	TRIUMPH BANCORP, INC.
Entity Incorporation State Country Code	TX
Entity File Number	001-36722
Entity Tax Identification Number	20-0477066
Entity Address, Address Line One	12700 Park Central Drive
Entity Address, Address Line Two	Suite 1700
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75251
City Area Code	(214)
Local Phone Number	365-6900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	TBK
Security Exchange Name	NASDAQ